UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Cash Portfolio
Actual	$ 1,000.00	$ 1,022.70	$ 1.15
HypotheticalA	$ 1,000.00	$ 1,023.65	$ 1.15
Term Portfolio
Actual	$ 1,000.00	$ 1,018.30	$ 1.35
HypotheticalA	$ 1,000.00	$ 1,023.46	$ 1.35

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cash Portfolio	.23%
Term Portfolio	.27%

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 6/30/06	% of fund's investments 12/31/05	% of fund's investments 6/30/05
0 - 30	53.5	65.0	58.8
31 - 90	37.4	30.2	41.2
91 - 180	7.9	3.0	0.0
181 - 397	1.2	1.8	0.0
Weighted Average Maturity
	6/30/06	12/31/05	6/30/05
Cash Portfolio	40 Days	33 Days	29 Days
All Taxable Money Market Funds Average*	38 Days	36 Days	36 Days
Asset Allocation (% of fund's net assets)

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields
	6/27/06	3/28/06	1/3/06	9/27/05	6/28/05
Cash Portfolio	4.94%	4.50%	4.14%	3.55%	2.94%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2006

Showing Percentage of Net Assets

Commercial Paper (d) - 98.8%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Aegis Finance LLC
9/18/06	5.42%	$ 12,000,000	$ 11,859,064
ANZ (Delaware), Inc.
12/5/06	5.34	20,000,000	19,546,444
Aquifer Funding LLC
7/6/06	5.13 to 5.14	20,000,000	19,985,792
Bank of America Corp.
8/3/06 to 8/8/06	4.80 to 5.32	210,000,000	208,879,135
Bank of Ireland
7/19/06 to 1/22/07	4.02 to 5.22	100,000,000	99,140,658
Barclays U.S. Funding Corp.
7/24/06 to 9/5/06	5.11 to 5.21	160,000,000	159,012,767
Bavaria TRR Corp.
7/3/06 to 7/20/06	5.28 to 5.40	165,000,000	164,880,706
Bear Stearns Companies, Inc.
7/20/06	5.26 (c)	100,000,000	100,000,000
BNP Paribas Finance, Inc.
8/8/06 to 12/22/06	4.85 to 5.34	90,000,000	88,514,741
Capital One Multi-Asset Execution Trust
7/5/06 to 9/25/06	5.09 to 5.50	65,500,000	64,688,334
Charta LLC
8/14/06	5.30	150,000,000	149,037,500
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/06 to 9/14/06	5.30 to 5.32	164,000,000	162,938,112
Citigroup Funding, Inc.
7/19/06 to 8/7/06	5.05 to 5.34	109,000,000	108,506,935
Credit Suisse First Boston
8/16/06	5.31	150,000,000	148,991,833
Cullinan Finance Corp.
9/5/06 to 11/22/06	5.23 to 5.30 (b)	13,000,000	12,821,120

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Danske Corp.
10/30/06 to 11/10/06	4.80 to 4.89%	$ 50,000,000	$ 49,174,618
DEPFA BANK PLC
7/13/06	5.03	100,000,000	99,834,333
Deutsche Bank Financial LLC
2/9/07	5.01	25,000,000	24,261,622
DZ Bank AG
7/3/06 to 7/24/06	5.07 to 5.35	42,000,000	41,909,249
Emerald (MBNA Credit Card Master Note Trust)
7/6/06 to 9/8/06	5.00 to 5.31	86,500,000	85,975,903
Fairway Finance Corp.
7/12/06	5.13 (b)(c)	75,000,000	74,995,783
FCAR Owner Trust
7/17/06 to 10/27/06	4.75 to 5.42	147,000,000	146,104,209
General Electric Capital Corp.
7/3/06 to 11/6/06	4.95 to 5.30	136,498,000	136,041,170
Giro Funding US Corp.
7/7/06 to 9/15/06	5.10 to 5.45	36,415,000	36,222,229
Govco, Inc.
8/28/06	5.20	15,000,000	14,876,025
Grampian Funding LLC
12/8/06 to 12/11/06	5.37 to 5.39	50,000,000	48,824,618
HSBC Finance Corp.
7/25/06	5.29	60,000,000	59,789,600
K2 (USA) LLC
7/3/06	4.89 (c)	75,000,000	74,989,684
Market Street Funding Corp.
7/11/06	5.16	15,000,000	14,978,604
Merrill Lynch & Co., Inc.
7/3/06	5.32	200,000,000	199,940,888
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Monument Gardens Funding
7/21/06 to 7/24/06	5.29 to 5.30%	$ 35,000,000	$ 34,886,389
Morgan Stanley
7/3/06	5.38 to 5.39 (c)	130,000,000	130,000,000
Motown Notes Program
7/5/06 to 7/19/06	5.00 to 5.30	42,000,000	41,962,423
Newport Funding Corp.
7/25/06	5.31	8,156,000	8,127,291
Paradigm Funding LLC
7/17/06 to 7/21/06	5.27 to 5.29	115,000,000	114,697,578
Park Granada LLC
8/7/06 to 12/4/06	5.14 to 5.36	11,000,000	10,806,018
Park Sienna LLC
8/7/06	5.15	16,000,000	15,916,462
Santander Finance, Inc.
8/9/06 to 11/20/06	5.02 to 5.12	100,000,000	99,112,410
Scaldis Capital LLC
7/25/06	5.31	10,000,000	9,964,733
Sigma Finance, Inc.
12/7/06	5.35 (b)	9,000,000	8,793,300
7/17/06	5.15 (c)	50,000,000	49,999,419
Skandinaviska Enskilda Banken AB
7/12/06 to 7/28/06	5.13 to 5.31 (c)	225,000,000	225,000,000
Strand Capital LLC
7/5/06 to 9/25/06	5.00 to 5.50	146,000,000	144,295,723
Stratford Receivables Co. LLC
7/7/06 to 8/16/06	5.05 to 5.35	430,189,000	428,894,864
Thames Asset Global Securities No. 1, Inc.
7/17/06 to 9/7/06	5.27 to 5.32	22,031,000	21,874,340
Three Rivers Funding Corp.
7/21/06	5.29	40,000,000	39,882,889

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Toronto Dominion Holdings (USA)
12/8/06	5.35%	$ 50,000,000	$ 48,843,333
Yorktown Capital LLC
7/21/06	5.30	14,000,000	13,958,933
TOTAL COMMERCIAL PAPER			4,073,737,781
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bills - 1.2%
8/3/06	4.53	50,000,000	49,796,958
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,123,534,739)			4,123,534,739
NET OTHER ASSETS - 0.0%			(1,926,576)
NET ASSETS - 100%		$ 4,121,608,163
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,610,203 or 2.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At June 30, 2006, the fund had a capital loss carryforward of approximately $174,199 of which $38,341 and $135,858 will expire on June 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,123,534,739)		$ 4,123,534,739
Cash		33,311
Receivable for fund shares sold		314,636
Interest receivable		2,066,072
Receivable from investment adviser for expense reductions		32,996
Total assets		4,125,981,754

Liabilities
Payable for fund shares redeemed	$ 1,508,697
Distributions payable	1,394,412
Accrued management fee	780,405
Deferred trustees' compensation	690,077
Total liabilities		4,373,591

Net Assets		$ 4,121,608,163
Net Assets consist of:
Paid in capital		$ 4,121,939,586
Distributions in excess of net investment income		(157,224)
Accumulated undistributed net realized gain (loss) on investments		(174,199)
Net Assets, for 4,121,825,383 shares outstanding		$ 4,121,608,163
Net Asset Value, offering price and redemption price per share ($4,121,608,163 ÷ 4,121,825,383 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2006

Investment Income
Interest		$ 169,868,183

Expenses
Management fee	$ 9,234,683
Independent trustees' compensation	150,505
Total expenses before reductions	9,385,188
Expense reductions	(190,189)	9,194,999
Net investment income		160,673,184
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,512
Net increase in net assets resulting from operations		$ 160,717,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 160,673,184	$ 78,121,201
Net realized gain (loss)	44,512	15,671
Net increase in net assets resulting from operations	160,717,696	78,136,872
Distributions to shareholders from net investment income	(160,616,982)	(78,161,140)
Distributions to shareholders from net realized gain	-	(392,679)
Total distributions	(160,616,982)	(78,553,819)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,815,748,809	10,232,114,627
Reinvestment of distributions	145,664,252	68,292,296
Cost of shares redeemed	(10,542,142,616)	(10,216,277,349)
Net increase (decrease) in net assets and shares resulting from share transactions	419,270,445	84,129,574
Total increase (decrease) in net assets	419,371,159	83,712,627

Net Assets
Beginning of period	3,702,237,004	3,618,524,377
End of period (including distributions in excess of net investment income of $157,224 and distributions in excess of net investment income of $213,426, respectively)	$ 4,121,608,163	$ 3,702,237,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.041	.020	.009	.013	.024
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.041	.020	.009	.013	.024
Distributions from net investment income	(.041)	(.020)	(.009)	(.013)	(.024)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.041)	(.020)	(.009)	(.013)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.12%	2.05%	.89%	1.32%	2.39%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.23%	.23%	.22%	.23%	.23%
Expenses net of all reductions	.23%	.23%	.22%	.23%	.23%
Net investment income	4.08%	2.04%	.89%	1.29%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 4,122	$ 3,702	$ 3,619	$ 4,025	$ 3,947

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2006	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	3.08%	2.34%	4.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Short Treasury Index: 9-12 Months performed over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio

The U.S. investment-grade bond market declined during the 12 months ending June 30, 2006, with the Lehman Brothers® Aggregate Bond Index - a widely accepted measure of the performance of the U.S. investment-grade bond market - falling 0.81%. The Federal Reserve Board hiked the benchmark federal funds target rate in 0.25 percentage-point increments at each of the eight meetings of its Federal Open Market Committee, bringing it from 3.25% to 5.25%. The Fed cited the need to contain inflation and temper economic growth. Corporate bonds declined more than other segments of the fixed-income market, while asset-backed and mortgage-backed securities posted the strongest results. Both Treasury securities and Treasury Inflation Protected Securities (TIPS) declined. Overall, lower-quality issues outperformed higher-quality bonds.

For the 12 months that ended June 30, 2006, the fund returned 3.08%, outperforming the 1.53% return for the LipperSM Short U.S. Government Funds Average and in line with the 3.09% return for the Lehman Brothers Short Treasury Index: 9-12 Months. The fund outperformed the Lipper average most likely because it carried a much shorter duration - a measure of sensitivity to changes in interest rates - than the average fund in that peer group. Because of the fund's shorter duration, its performance was less dampened by the rise in short-term interest rates that occurred during the period. I favored agency securities over comparable Treasuries because I felt that agencies offered higher risk-adjusted returns. The fund maintained a modestly shorter duration than the index, enabling it to take advantage of higher yields as the Fed raised rates. Investments primarily were focused on the one-year maturity range due to better value and to track the duration of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes

Average Years to Maturity as of June 30, 2006
6 months ago
Years	0.8	0.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2006
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2006

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 99.9%
Fannie Mae:
0% 3/30/07	$ 9,000,000	$ 8,640,779
0% 4/27/07	500,000	478,060
0% 6/1/07	16,630,000	15,825,474
Federal Home Loan Bank 4.875% 5/15/07	5,300,000	5,269,997
Freddie Mac:
0% 3/6/07	10,000,000	9,636,481
0% 5/29/07	16,955,000	16,135,170
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,084,623)		55,985,961
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.75%, dated 6/30/06 due 7/3/06 (Cost $145,000)	$ 145,057	145,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $56,229,623)		56,130,961
NET OTHER ASSETS - (0.1)%		(80,166)
NET ASSETS - 100%		$ 56,050,795
Income Tax Information

At June 30, 2006, the fund had a capital loss carryforward of approximately $3,525,426 of which $837,001, $1,662,860, $600,863, $54,177 and $370,525 will expire on June 30, 2007, 2008, 2009, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006

Assets
Investment in securities, at value (including repurchase agreements of $145,000) - See accompanying schedule: Unaffiliated issuers (cost $56,229,623)		$ 56,130,961
Cash		750
Interest receivable		32,408
Total assets		56,164,119

Liabilities
Distributions payable	$ 78,386
Accrued management fee	12,817
Deferred trustees' compensation	22,121
Total liabilities		113,324

Net Assets		$ 56,050,795
Net Assets consist of:
Paid in capital		$ 59,813,501
Undistributed net investment income		87,922
Accumulated undistributed net realized gain (loss) on investments		(3,751,966)
Net unrealized appreciation (depreciation) on investments		(98,662)
Net Assets, for 5,994,658 shares outstanding		$ 56,050,795
Net Asset Value, offering price and redemption price per share ($56,050,795 ÷ 5,994,658 shares)		$ 9.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2006

Investment Income
Interest		$ 2,517,206

Expenses
Management fee	$ 159,888
Independent trustees' compensation	2,732
Total expenses before reductions	162,620
Expense reductions	(2,579)	160,041
Net investment income		2,357,165
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(617,573)
Change in net unrealized appreciation (depreciation) on investment securities		38,307
Net gain (loss)		(579,266)
Net increase (decrease) in net assets resulting from operations		$ 1,777,899

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,357,165	$ 1,258,442
Net realized gain (loss)	(617,573)	(297,083)
Change in net unrealized appreciation (depreciation)	38,307	46,039
Net increase (decrease) in net assets resulting from operations	1,777,899	1,007,398
Distributions to shareholders from net investment income	(2,076,350)	(1,191,458)
Share transactions Proceeds from sales of shares	6,524,603	6,530,149
Reinvestment of distributions	1,304,828	748,340
Cost of shares redeemed	(14,196,372)	(4,040,889)
Net increase (decrease) in net assets resulting from share transactions	(6,366,941)	3,237,600
Total increase (decrease) in net assets	(6,665,392)	3,053,540

Net Assets
Beginning of period	62,716,187	59,662,647
End of period (including undistributed net investment income of $87,922 and undistributed net investment income of $31,439, respectively)	$ 56,050,795	$ 62,716,187
Other Information Shares
Sold	695,476	694,685
Issued in reinvestment of distributions	139,227	79,542
Redeemed	(1,513,481)	(428,015)
Net increase (decrease)	(678,778)	346,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.43	$ 9.47	$ 9.48	$ 9.35
Income from Investment Operations
Net investment income B	.375	.209	.107	.166	.262
Net realized and unrealized gain (loss)	(.090)	(.041)	(.042)	.027	.116
Total from investment operations	.285	.168	.065	.193	.378
Distributions from net investment income	(.335)	(.198)	(.105)	(.203)	(.248)
Net asset value, end of period	$ 9.35	$ 9.40	$ 9.43	$ 9.47	$ 9.48
Total Return A	3.08%	1.80%	.69%	2.05%	4.09%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income	4.00%	2.22%	1.13%	1.78%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 63	$ 60	$ 74	$ 71
Portfolio turnover rate	88%	130%	200%	83%	157%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2006

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards for the Cash Portfolio.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations for the Term Portfolio.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 4,123,534,739	$ -	$ -	$ -
Term Portfolio	56,227,456	-	(96,495)	(96,495)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Cash Portfolio	$ 532,853	$ -	$ (174,199)
Term Portfolio	107,876	-	(3,525,426)

The tax character of distributions paid was as follows:

June 30, 2006	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 160,616,982	$ -	$ 160,616,982
Term Portfolio	2,076,350	-	2,076,350

June 30, 2005	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 78,553,819	$ -	$ 78,553,819
Term Portfolio	1,191,458	-	1,191,458

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. FMR pays Fidelity Distributors Corporation(FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .07% to .08% of each Fund's average net assets. For the period, FMR paid FDC $2,674,510 and $43,536 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

4. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 190,189
Term Portfolio	2,579

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2006 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2006

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees two funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (50)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present) and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

* The trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust, CMC, or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Thomas P. Hollowell (62)

Year of Election or Appointment: 2003

Mr. Hollowell is Chairman (2003-present) of the Endowment Association of the College of William and Mary, a member of the Board of Faison Enterprises Inc. (real estate development), and Managing Director of Fidus Partners (investment banking, 2004-present).

James Grubbs Martin (70)

Year of Election or Appointment: 2000

Dr. Martin is Vice President of Carolinas Medical Center. Previously, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College, and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), J.A. Jones (private construction), Reprogenesis (biotechnology), Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and non-executive Chairman of the Board of aaiPharma, Inc. (pharmaceutical product development).

William O. McCoy (72)

Year of Election or Appointment: 2001

Chair of the Board (2005-present). Mr. McCoy also serves as an Independent Trustee overseeing 338 other investment companies advised by FMR. Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Cash Portfolio and Term Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Cash Portfolio and Term Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

J. Calvin Rivers, Jr. (60)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers is President of Capital Management of the Carolinas, L.L.C., a Director of Bojangle's Inc. (fast-food restaurant chain), and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System. Previously, Mr. Rivers was a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), Director and President of Sterling Capital Distributors, Inc. (1982-2000), and an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000).

Robert A. Litterst (46)

Year of Election or Appointment: 2003

Vice President of Cash Portfolio and Term Portfolio. Mr. Litterest also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterest worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Cash Portfolio and Term Portfolio. He also serves as Secretary of the Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Cash Portfolio and Term Portfolio. Mr. Ganis also serves as AML officer of the Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Charles V. Senatore (52)

Year of Election or Appointment: 2005

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Senatore also serves as a Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Previously, he served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of the Regulatory Affairs Group (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIA Self-Regulation and Supervisory Practices Committee (2004-present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Kenneth B. Robins (36)

Year of Election or Appointment: 2006

Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Robins also serves as Deputy Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Byrnes also serves as Assistant Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Mark Osterheld (51)
Year of Election or Appointment: 2003 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Osterheld also serves as Assistant Treasurer of the Fidelity funds (2002) and is an employee of FMR.
Salvatore Schiavone (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Schiavone also serves as Assistant Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

David A. Forman (41)
Year of Election or Appointment: 2005 Assistant Secretary of Cash Portfolio and Term Portfolio and an employee of FMR.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on October 28, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Boyce I. Greer
Affirmative	2,140,123,341.059	98.124
Withheld	40,924,113.490	1.876
TOTAL	2,181,047,454.549	100.000
Thomas P. Hollowell
Affirmative	2,140,123,341.059	98.124
Withheld	40,924,113,490	1.876
TOTAL	2,181,047,454.549	100.000
James Grubbs Martin
Affirmative	2,144,405,473.009	98.320
Withheld	36,641,981.540	1.680
TOTAL	2,181,047,454.549	100.000
William M. McCoy
Affirmative	2,138,921,525.889	98.069
Withheld	42,125,928.660	1.931
TOTAL	2,181,047,454.549	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

On April 28, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective April 28, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FIMM. The Board considered that it has approved previously various sub-advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of each fund's assets; (iii) the nature or level of services provided under each fund's management contract or sub-advisory agreements; (iv) the day-to-day management of each fund or the persons primarily responsible for such management; (v) or the ultimate control or beneficial ownership of FMR or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund's portfolio manager would not change, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Agreement is fair and reasonable, and that each fund's Agreement should be approved.

Annual Report

Annual Report

Annual Report

Custodian

Wachovia Corporation
Charlotte, NC

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Item 2. Code of Ethics

As of the end of the period, June 30, 2006, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and its Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Cash Portfolio and Term Portfolio (the funds) are shown in the table below.

Fund	2006A	2005A
Cash Portfolio	$49,000	$59,000
Term Portfolio	$35,000	$34,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Cash Portfolio	$0	$0
Term Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Cash Portfolio	$5,200	$2,100
Term Portfolio	$3,700	$3,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Cash Portfolio	$10,100	$8,500
Term Portfolio	$7,200	$8,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate fees billed by PwC for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers were $1,180,000A and $1,400,000A,B, respectively.

A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	August 22, 2006
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	August 22, 2006